Share-based payments - Movements of Restricted Share Units (Details) - Restricted Share Units Scheme - EquityInstruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	16,552,829	1,751,702	2,306,000
Granted	28,745,900	17,033,120	470,000
Vested	(3,538,551)	(524,358)	(424,256)
Forfeited	(5,528,084)	(1,707,635)	(600,042)
At the end of the year	36,232,094	16,552,829	1,751,702